UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22002

XTF Investors Trust

(Exact name of registrant as specified in charter)

110 Wall Street, 18th Floor, New York, NY

10005

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

3/31

Date of reporting period:  6/30/07

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF 2010 ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 95.66%
	Debt Exchange Traded Funds - 17.86%
8	iShares Goldman Sachs Investop Corp. Bond Fund		$ 837
18	iShares Lehman 1-3 Year Treasury Bond Fund		1,443
17	iShares Lehman 7-10 Year Treasury Bond Fund		1,378
13	iShares Lehman 20+ Year Treasury Bond Fund		1,107
			4,765
	Equity Exchange Traded Funds - 71.69%
75	iShares MSCI EAFE Index Fund		6,058
34	iShares Russell 2000 Index Fund		2,821
51	SPDR Trust Series I		7,672
32	Vanguard Mid-Cap ETF		2,577
			19,128
	Real Estate Exchange Traded Funds - 6.12%
23	Vanguard REIT ETF		1,632

	Total Exchange Traded Funds (Cost $24,794)		25,525

	TOTAL INVESTMENTS (Cost $24,794) (a)	95.66%	$ 25,525

	Assets in excess of other liabilities	4.34%	1,157

	TOTAL NET ASSETS	100.00%	$ 26,682

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,023
	Unrealized depreciation:		(291)
	Net unrealized appreciation:		$ 732

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF 2020 ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 95.82%
	Equity Exchange Traded Funds - 95.82%
95	iShares MSCI EAFE Index Fund		$ 7,673
53	iShares Russell 2000 Index Fund		4,397
63	SPDR Trust Series I		9,477
56	Vanguard Mid-Cap ETF		4,511
			26,058

	Total Exchange Traded Funds (Cost $24,670)		26,058

	Short-Term Investments - 0.29%
78	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $78)		78

	TOTAL INVESTMENTS (Cost $24,748) (a)	96.11%	$ 26,136

	Assets in excess of other liabilities	3.89%	1,059

	TOTAL NET ASSETS	100.00%	$ 27,195

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,387
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 1,387

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF 2030 ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 95.85%
	Equity Exchange Traded Funds - 95.85%
91	iShares MSCI EAFE Index Fund		$ 7,350
59	iShares Russell 2000 Index Fund		4,894
58	SPDR Trust Series I		8,725
65	Vanguard Mid-Cap ETF		5,236
			26,205

	Total Exchange Traded Funds (Cost $24,815)		26,205

	Short-Term Investments - 0.29%
78	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $78)		78

	TOTAL INVESTMENTS (Cost $24,893) (a)	96.13%	$ 26,283

	Assets in excess of other liabilities	3.87%	1,057

	TOTAL NET ASSETS	100.00%	$ 27,340

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,390
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 1,390

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF 2040 PLUS ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 95.85%
	Equity Exchange Traded Funds - 95.85%
91	iShares MSCI EAFE Index Fund		$ 7,350
59	iShares Russell 2000 Index Fund		4,894
58	SPDR Trust Series I		8,725
65	Vanguard Mid-Cap ETF		5,236
			26,205

	Total Exchange Traded Funds (Cost $24,815)		26,205

	Short-Term Investments - 0.29%
78	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $78)		78

	TOTAL INVESTMENTS (Cost $24,893) (a)	96.13%	$ 26,283

	Assets in excess of other liabilities	3.87%	1,057

	TOTAL NET ASSETS	100.00%	$ 27,340

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,390
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 1,390

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF CONSERVATIVE ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 95.60%
	Debt Exchange Traded Funds - 40.56%
10	iShares Goldman Sachs Investop Corp. Bond Fund		$ 1,046
42	iShares Lehman 1-3 Year Treasury Bond Fund		3,367
41	iShares Lehman 7-10 Year Treasury Bond Fund		3,325
10	iShares Lehman 20+ Year Treasury Bond Fund		852
21	iShares U.S. Treasury Inflation Fund		2,078
			10,668
	Equity Exchange Traded Funds - 48.57%
55	iShares MSCI EAFE Index Fund		4,442
23	iShares Russell 2000 Index Fund		1,908
32	SPDR Trust Series I		4,814
20	Vanguard Mid-Cap ETF		1,611
			12,775
	Real Estate Exchange Traded Funds - 6.47%
24	Vanguard REIT ETF		1,703

	Total Exchange Traded Funds (Cost $24,838)		25,146

	Short-Term Investments - 0.56%
142	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $142)		142

	TOTAL INVESTMENTS (Cost $24,980) (a)	96.14%	$ 25,288

	Assets in excess of other liabilities	3.86%	1,016

	TOTAL NET ASSETS	100.00%	$ 26,304

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 682
	Unrealized depreciation:		(374)
	Net unrealized appreciation:		$ 308

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF MODERATE ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 54.68%
	Debt Exchange Traded Funds - 10.21%
8	iShares Goldman Sachs Investop Corp. Bond Fund		$ 837
18	iShares Lehman 1-3 Year Treasury Bond Fund		1,443
17	iShares Lehman 7-10 Year Treasury Bond Fund		1,378
13	iShares Lehman 20+ Year Treasury Bond Fund		1,107
			4,765
	Equity Exchange Traded Funds - 40.98%
75	iShares MSCI EAFE Index Fund		6,058
34	iShares Russell 2000 Index Fund		2,821
51	SPDR Trust Series I		7,672
32	Vanguard Mid-Cap ETF		2,577
			19,128
	Real Estate Exchange Traded Funds - 3.50%
23	Vanguard REIT ETF		1,632

	Total Exchange Traded Funds (Cost $24,794)		25,525

	Short-Term Investments - 0.25%
117	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $117)		117

	TOTAL INVESTMENTS (Cost $24,911) (a)	54.93%	$ 25,642

	Assets in excess of other liabilities	45.07%	21,040

	TOTAL NET ASSETS	100.00%	$ 46,682

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,023
	Unrealized depreciation:		(291)
	Net unrealized appreciation:		$ 732

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF AGGRESSIVE ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 95.78%
	Debt Exchange Traded Funds - 1.30%
1	iShares Goldman Sachs Investop Corp. Bond Fund		$ 105
1	iShares Lehman 1-3 Year Treasury Bond Fund		80
1	iShares Lehman 7-10 Year Treasury Bond Fund		81
1	iShares Lehman 20+ Year Treasury Bond Fund		85
			351
	Equity Exchange Traded Funds - 93.18%
94	iShares MSCI EAFE Index Fund		7,592
49	iShares Russell 2000 Index Fund		4,065
63	SPDR Trust Series I		9,477
51	Vanguard Mid-Cap ETF		4,108
			25,242
	Real Estate Exchange Traded Funds - 1.31%
5	Vanguard REIT ETF		355

	Total Exchange Traded Funds (Cost $24,653)		25,948

	Short-Term Investments - 0.31%
84	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $84)		84

	TOTAL INVESTMENTS (Cost $24,737) (a)	96.09%	$ 26,032

	Assets in excess of other liabilities	3.91%	1,058

	TOTAL NET ASSETS	100.00%	$ 27,090

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,346
	Unrealized depreciation:		(51)
	Net unrealized appreciation:		$ 1,295

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF SECTOR ROTATION ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 63.32%
	Consumer Staples- 4.98%
103	SPDR Consumer Staples Select Sector Fund		$ 2,785

	Energy - 4.93%
40	SPDR Energy Select Sector Fund		2,760

	Finance - 4.98%
77	SPDR Financial Select Sector Fund		2,786

	Health Care - 4.98%
79	SPDR Health Care Select Sector Fund		2,789

	Industrial - 4.95%
71	SPDR Industrial Select Sector Fund		2,772

	Leisure - 4.91%
70	SPDR Consumer Discretionary Select Sector Fund		2,750

	Materials - 4.91%
68	SPDR Materials Select Sector Fund		2,749

	Technology - 4.94%
108	SPDR Technology Select Sector Fund		2,765

	Telecommunication - 5.02%
34	Vanguard Telecommunication Services ETF		2,810

	Utility - 4.95%
70	SPDR Utilities Select Sector Fund		2,770

	Total Exchange Traded Funds (Cost $27,234)		27,736

	Short-Term Investments - 13.75%
7,696	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $7,696)		7,696

	TOTAL INVESTMENTS (Cost $34,930) (a)	63.32%	$ 35,432

	Assets in excess of other liabilities	36.68%	20,522

	TOTAL NET ASSETS	100.00%	$ 55,954

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 517
	Unrealized depreciation:		(15)
	Net unrealized appreciation:		$ 502

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF COUNTRY ROTATION ETF PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 39.04%
	Belgium - 3.03%
58	iShares MSCI Belgium Index Fund		$ 1,608

	Canada - 3.04%
54	iShares MSCI Canada Index Fund		1,612

	France - 3.04%
42	iShares MSCI France Index Fund		1,612

	Germany - 3.06%
49	iShares MSCI Germany Index Fund		1,622

	Hong Kong - 3.02%
94	iShares MSCI Hong Kong Index Fund		1,600

	Italy - 3.03%
46	iShares MSCI Italy Index Fund		1,606

	Japan - 3.04%
111	iShares MSCI Japan Index Fund		1,611

	Netherlands - 3.03%
53	iShares MSCI Netherlands Index Fund		1,609

	Singapore - 3.03%
118	iShares MSCI Singapore Index Fund		1,609

	Switzerland - 3.04%
61	iShares MSCI Switzerland Index Fund		1,612

	United Kingdom - 3.03%
63	iShares MSCI United Kingdom Index Fund		1,610

	United States - 5.66%
37	iShares Lehman 7-10 Year Treasury Bond Fund		3,000

	Total Exchange Traded Funds (Cost $19,875)		20,711

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - COUNTRY ROTATION ETF PORTFOLIO (Unaudited) (Continued)
June 30, 2007

Shares			Value

	Short-Term Investments - 14.29%
7,582	Blackrock Temp Fund Dollar Class #20, 4.95%, 12/31/30 (Cost $7,582)		$ 7,582

	TOTAL INVESTMENTS (Cost $27,457) (a)	53.33%	$ 28,293

	Assets in excess of other liabilities	46.67%	24,757

	TOTAL NET ASSETS	100.00%	$ 53,050

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 853
	Unrealized depreciation:		(17)
	Net unrealized appreciation:		$ 836

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) XTF Investors Trust

By        /s/Michael Miola, President

Date

8/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Michael Miola, President

Date

8/22/07

By        /s/Andrew Rogers, Treasurer

Date

8/22/07